Summary of Significant Accounting Policies - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset retirement obligations
Asset retirement obligation as of beginning of period	$ 523,557	$ 461,821
Accretion expense	30,690	22,506
Liabilities incurred	10,738	10,293
Liabilities settled	(19,149)	(4,030)
Liabilities assumed in acquisitions	113,590	45,825
Liabilities removed in divestitures	(3,315)	(54,836)
Change in estimates	5,223	41,978
Asset retirement obligation as of end of period	$ 661,334	$ 523,557